MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Schedule of Investments

March 31, 2022 (Unaudited)

Mutual Funds (85.9%)	Shares	Value

MFS New Discovery Value Class R6	47,304	$ 952,234
Vanguard Small Cap Value Index Adm Class	12,038	910,307
Paradigm Micro Cap	16,475	794,094
Vanguard Tax-Managed Small Cap Adm Class	8,380	736,715
Franklin Small Cap Value Adv Class	9,004	534,299
Principle Small Cap Class I	18,642	520,871
Vanguard Small Cap Index Adm Class	4,887	497,850
Heartland Value Plus Inv Class	12,606	480,685
Fidelity Stock Selector Small Cap	14,625	457,607
Virtus KAR Small-Cap Growth Class I	11,000	453,420
PIMCO StocksPLUS Small Class I	43,215	418,323
Baron Discovery Retail	12,618	363,769
T. Rowe Price New Horizons	5,500	341,275
Needham Small Growth Class I	9,645	207,853

Total Mutual Funds (Cost $ 5,826,167)		7,669,302

Short-Term Securities (13.7%)

Fidelity Institutional Money Market Class I (Cost $ 1,222,700)		1,222,700

Total Short-Term Securities		1,222,700

Total Investments in Securities (Cost $ 7,048,867) (99.6%)		8,892,002

Net Other Assets and Liabilities (0.4%)		39,318

Net Assets (100%)		$ 8,931.320

As of March 31, 2022, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$5,826,167
Unrealized appreciation	1,929,824
Unrealized depreciation	86,689
Net unrealized appreciation (depreciation)	1,843,135

MH Elite Portfolio of Funds Trust

March 31, 2022 (Unaudited)

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2022:

MH Elite Small Cap Fund of Funds

Description	Level 1 – Quoted prices	Level 2 – Other significant observable inputs	Level 3 – Significant unobservable inputs	Total
Mutual Funds	$ 7,669,302	-	-	$ 7,669,302
Short Term Investments	1,222,700	-	-	1,222,700
Total Investments in Securities	$ 8,892,002	-	-	$ 8,892,002

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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